Consolidated Statement of Stockholders' Equity (Deficit) (USD $) In Thousands	Preferred Stock	Preferred Stock Series B Preferred Stock [Member]	Preferred Stock Series C Preferred Stock [Member]	Preferred Stock Series F Preferred Stock [Member]	Preferred Stock Series A Preferred Stock [Member]	Common Stock USD ($)	Common Stock Series C Preferred Stock [Member] USD ($)	Common Stock Series A Preferred Stock [Member] USD ($)	Common Stock Acquisition Of Easy Check [Member] USD ($)	Common Stock Acquisition Of Micro Fluidic Systems [Member] USD ($)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital Series B Preferred Stock [Member] USD ($)	Additional Paid-in Capital Series C Preferred Stock [Member] USD ($)	Additional Paid-in Capital Series F Preferred Stock [Member] USD ($)	Additional Paid-in Capital Series A Preferred Stock [Member] USD ($)	Additional Paid-in Capital Acquisition Of Easy Check [Member] USD ($)	Additional Paid-in Capital Acquisition Of Micro Fluidic Systems [Member] USD ($)	Accumulated Deficit USD ($)	Note Receivable For Shares Issued USD ($)	Note Receivable For Shares Issued Series B Preferred Stock [Member] USD ($)	Total Stockholders' Equity (Deficit) USD ($)	Total Stockholders' Equity (Deficit) Series B Preferred Stock [Member] USD ($)	Total Stockholders' Equity (Deficit) Series C Preferred Stock [Member] USD ($)	Total Stockholders' Equity (Deficit) Series F Preferred Stock [Member] USD ($)	Total Stockholders' Equity (Deficit) Series A Preferred Stock [Member] USD ($)	Total Stockholders' Equity (Deficit) Acquisition Of Easy Check [Member] USD ($)	Total Stockholders' Equity (Deficit) Acquisition Of Micro Fluidic Systems [Member] USD ($)
Balance at Jan. 01, 2010						$ 218					$ 63,018							$ (53,705)			$ 9,531
Balance (in shares) at Jan. 01, 2010	462					21,840
Net loss																		(15,916)			(15,916)
Stock based compensation						52					5,067										5,119
Stock based compensation (in shares)						5,142
Issuance of preferred shares												2,190										2,190
Issuance of preferred shares (in shares)		230
Issuance of common stock from option exercises						7					352										359
Issuance of common stock from option exercises (in shares)						719
Reversal of preferred stock accrued dividends on conversion															89										89
Common stock issued for preferred stock conversion								27							(27)
Common stock issued for preferred stock conversion (in shares)					(462)			2,700
Common stock issued for interest expense on Series A Preferred conversion															35										35
Common stock issued for interest expense on Series A Preferred conversion (in shares)								29
Issuance of common stock for note receivable						17					2,283								(2,300)
Issuance of common stock for note receivable (in shares)						1,717
Issuance of common stock for note receivable upon warrant exercise						6					799								(805)
Issuance of common stock for note receivable upon warrant exercise (in shares)						600
Issuance of common stock for acquisition									3							348										351
Issuance of common stock for acquisition (in shares)									300
Accrual of preferred stock dividends											(152)										(152)
Balance at Dec. 31, 2010						330					74,002							(69,621)	(3,105)		1,606
Balance (in shares) at Dec. 31, 2010	230					33,047
Net loss																		(16,481)			(16,481)
Stock based compensation						34					3,400										3,434
Stock based compensation (in shares)						3,420
Issuance of preferred shares												1,900	1,228	883								1,900	1,228	883
Issuance of preferred shares (in shares)		190	140	1,500
Reversal of preferred stock accrued dividends on conversion													66										66
Common stock issued for preferred stock conversion							35						(35)
Common stock issued for preferred stock conversion (in shares)			(140)				3,500
Issuance of common stock for note receivable						27					1,873								(1,900)
Issuance of common stock for note receivable (in shares)						2,721
Issuance of common stock for note receivable upon warrant exercise						10					655								(665)
Issuance of common stock for note receivable upon warrant exercise (in shares)						952
Issuance of common stock for acquisition									2	34						112	1,212									114	1,246
Issuance of common stock for acquisition (in shares)									200	3,346
Accrual of preferred stock dividends											(221)										(221)
Redemption of Series B Preferred shares												(5,465)								5,670		205
Redemption of Series B Preferred shares (in shares)		(420)
Issuance of common stock for cash and note receivable						68					2,432								(2,250)		250
Issuance of common stock for cash and note receivable (in shares)						6,812
Balance at Dec. 31, 2011						$ 540					$ 82,042							$ (86,102)	$ (2,250)		$ (5,770)
Balance (in shares) at Dec. 31, 2011	1,500					53,998